Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Share capital Adjusted beginning balance	Share capital	Capital reserve Adjusted beginning balance	Capital reserve	Treasury shares	Share-based compensation reserve Adjusted beginning balance	Share-based compensation reserve	Accumulated losses Change in accounting policy (IFRS 16)	Accumulated losses Adjusted beginning balance	Accumulated losses	Non-controlling interests Adjusted beginning balance	Non-controlling interests	Attributable to equity holders of the parent Change in accounting policy (IFRS 16)	Attributable to equity holders of the parent Adjusted beginning balance	Attributable to equity holders of the parent	Change in accounting policy (IFRS 16)	Adjusted beginning balance	Total
Beginning balance at Dec. 31, 2018	R$ 10	R$ 10	R$ 1,089,505	R$ 1,089,505		R$ 67,350	R$ 67,350	R$ (1,251)	R$ (87,938)	R$ (86,687)	R$ (294)	R$ (294)	R$ (1,251)	R$ 1,068,927	R$ 1,070,178	R$ (1,251)	R$ 1,068,633	R$ 1,069,884
Net profit (loss) for the year										(9,431)					(9,431)			(9,431)
Total comprehensive income (loss)										9,431					9,431			9,431
Corporate reorganization				(36,624)											(36,624)			(36,624)
Tax benefit on tax deductible goodwill - reversion				(46,314)											(46,314)			(46,314)
Capital increase		1		13,829											13,830			13,830
Issuance of common shares in follow-on public offering				589,602											589,602			589,602
Share issuance costs				(18,223)											(18,223)			(18,223)
Non-controlling interest												R$ 294						294
Share-based compensation plan							33,043								33,043			33,043
Restricted stocks transferred				15,847			(15,847)
Ending balance at Dec. 31, 2019		11		1,607,622			84,546			(97,369)					1,594,810			1,594,810
Net profit (loss) for the year										16,780					16,780			16,780
Total comprehensive income (loss)										(16,780)					(16,780)			(16,780)
Issuance of common shares in follow-on public offering				591,898											591,898			591,898
Share issuance costs				(16,291)											(16,291)			(16,291)
Share-based compensation plan							13,687								13,687			13,687
Restricted stocks transferred				17,416			(17,416)
Ending balance at Dec. 31, 2020		11		2,200,645			80,817			(80,589)					R$ 2,200,884			2,200,884
Net profit (loss) for the year										(158,083)								(158,083)
Total comprehensive income (loss)										158,083								158,083
Share-based compensation plan							33,184											33,184
Purchase of treasury shares					R$ (200,751)													(200,751)
Investment shares transferred				16	1,877		(1,893)
Restricted stocks transferred				3,196	18,099		(21,295)
Ending balance at Dec. 31, 2021		R$ 11		R$ 2,203,857	R$ (180,775)		R$ 90,813			R$ (238,672)								R$ 1,875,234